Related Party	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
RELATED PARTY

NOTE 15 — RELATED PARTY

The related parties had transactions for the years ended June 30, 2025 and December 31, 2024 consist of the following:

Name of the related parties	Nature of the relationship
Jie Liu	CEO of the Company
Xiangmei Zeng	CFO of the Company
Jian Liu	Vice president of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO
Jiekonsen (Shandong) Lubricant Technology Co., Ltd	Controlled by Jie Liu (40%) and Yuanqing Liu (60%), Provide guarantee for the company’s outstanding short-term loans.

Amount due from (due to) related parties:

	June 30,	December 31,
	2025	2024
Jie Liu	$(73,039)	$(17,875)
Xiangmei Zeng	(58)	-
Jian Liu	(96)	-
Hongyu Hao	-	(629)
Yongqing Dong	(5,372)	(2,743)
Due from (due to) related parties, net	$(78,565)	$(21,247)

As of June 30, 2025, the Company had short-term loans owed to a related party totaling $417,639 and long-term loans owed to a related party totaling $69,948.

On February 21, 2025, the Company entered into a loan arrangement with its CEO, pursuant to which the Company received proceeds of $418,784 (RMB 3,000,000) to support short-term working capital requirements. The loan is non-interest bearing and matures on December 31, 2025. The Company made a partial repayment of $13,959 on April 21, 2025. As of June 30, 2025, the outstanding balance of $404,824 was classified within short-term loans – related party in the accompanying unaudited condensed consolidated balance sheet.

In April 2025, the Company purchased a vehicle for $97,130 (RMB 695,809), which included value-added tax (“VAT”) of $10,709 (RMB 76,712) and purchase tax of $4,049 (RMB 29,009). Since the VAT is recoverable, it was not capitalized, and the vehicle was recorded at a cost basis of $86,423 (RMB 619,097). The Company paid a down payment of $9,325 (RMB 66,800) and purchase tax of $4,049 (RMB 29,009), while the remaining balance of $83,757 (RMB 600,000) was funded by its CEO. The CEO obtained a bank loan to provide the funds, which is collateralized by the vehicle. The Company agreed to repay the CEO in 60 monthly installments of $1,919 (RMB 13,750), beginning in June 2025. There is no written agreement between the Company and the CEO.

As of June 30, 2025, the outstanding balance of this loan due to the CEO was $82,763 (RMB 592,881), of which $12,815 (RMB 91,802) is classified as current and $69,948 (RMB 501,079) as noncurrent.

Balances of loans owed to a related party primarily represent monetary advances and repayments made in the normal course of business. The total loans advanced from and repaid to related parties for the six months ended June 30, 2025 and 2024, were $1,061,776 and $580,133, and $1,406,772 and $1,038,298, respectively. The Company advanced $351,924 to Mr. Jie Liu during 2023, and the amount due from him was fully repaid in 2024.